Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2025, through May 13, 2026 which is the date that these consolidated financial statements are available to be issued. There are not any material subsequent events that require disclosure in these consolidated financial statements.